SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31,
	2024	2023
Payroll and related expenses	$1,231	$895
Share-based compensation expenses	2,424	78
Subcontractors and consultants	1,890	2,467
Materials	3	13
Rent and maintenance	205	160
Travel expenses	13	37
Other	49	58
	$5,815	$3,708

Schedule of General and Administrative Expenses
Payroll and related expenses	$1,154	$304
Share-based compensation expenses	3,438	52
Professional services	1,632	386
Depreciation	25	45
Rent and maintenance	89	86
Patent registration	43	22
Travel expenses	106	31
Other	269	47
	$6,756	$973

Schedule of Financial Expense, Net
Change in fair value of financial liabilities measured at fair value (including ELOC)	$(1,150)	$86
Issuance costs	52	3
Loss upon entering Transactions	4,783	-
Interest income, net	(1)	(153)
Foreign currency exchange loss, net	247	453
Other	7	6
Total financial expense, net	$3,938	$395